Reinsurance (Tables)	12 Months Ended
Dec. 31, 2014
Reinsurance Disclosures [Abstract]
Effects of reinsurance on premiums written and earned
The effects of reinsurance on premiums written and earned for the years ended December 31, 2014, 2013 and 2012 are as follows:

	Year Ended December 31, 2014
	Validus Re		AlphaCat		Talbot		Western World		Eliminations		Total
	Written	Earned	Written	Earned	Written	Earned	Written	Earned	Written	Earned	Written	Earned
Direct	$—	$—	$—	$—	$617,793	$576,136	$65,235	$80,838	$—	$—	$683,028	$656,974
Assumed	1,136,910	1,127,894	135,181	135,884	483,977	508,634	—	—	(75,810)	(83,168)	1,680,258	1,689,244
Ceded	(182,056)	(210,610)	(4,348)	(3,534)	(192,211)	(204,996)	(6,428)	(7,842)	75,810	83,168	(309,233)	(343,814)
Total	$954,854	$917,284	$130,833	$132,350	$909,559	$879,774	$58,807	$72,996	$—	$—	$2,054,053	$2,002,404

	Year Ended December 31, 2013
	Validus Re		AlphaCat		Talbot		Eliminations		Total
	Written	Earned	Written	Earned	Written	Earned	Written	Earned	Written	Earned
Direct	$—	$—	$—	$—	$544,722	$519,045	$—	$—	$544,722	$519,045
Assumed	1,242,522	1,360,735	147,009	137,939	547,168	532,069	(80,315)	(78,833)	1,856,384	1,951,910
Ceded	(226,264)	(226,798)	(525)	(525)	(226,111)	(220,420)	80,315	78,833	(372,585)	(368,910)
Total	$1,016,258	$1,133,937	$146,484	$137,414	$865,779	$830,694	$—	$—	$2,028,521	$2,102,045

	Year Ended December 31, 2012
	Validus Re		AlphaCat		Talbot		Eliminations		Total
	Written	Earned	Written	Earned	Written	Earned	Written	Earned	Written	Earned
Direct	$1,551	$364	$—	$—	$548,940	$535,508	$—	$—	$550,491	$535,872
Assumed	1,130,408	1,174,681	21,603	17,666	529,696	529,544	(65,758)	(73,934)	1,615,949	1,647,957
Ceded	(144,578)	(151,774)	—	—	(228,686)	(232,773)	65,758	73,934	(307,506)	(310,613)
Total	$987,381	$1,023,271	$21,603	$17,666	$849,950	$832,279	$—	$—	$1,858,934	$1,873,216

Reinsurance recoverables by reinsurer
Reinsurance recoverables by reinsurer are as follows:

	December 31, 2014		December 31, 2013
	Reinsurance Recoverable	% of Total	Reinsurance Recoverable	% of Total
Top 10 reinsurers	$312,205	75.1%	$340,938	75.7%
Other reinsurers’ balances > $1 million	94,247	22.7%	100,784	22.4%
Other reinsurers’ balances < $1 million	9,092	2.2%	8,512	1.9%
Total	$415,544	100.0%	$450,234	100.0%

	December 31, 2014
Top 10 Reinsurers	Rating	Reinsurance Recoverable	% of Total
Swiss Re	AA-	$70,848	17.0%
Lloyd's Syndicates	A+	62,318	15.0%
Everest Re	A+	51,425	12.4%
Hannover Re	AA-	40,927	9.8%
Fully Collateralized	NR	23,315	5.6%
Munich Re	AA-	19,384	4.7%
Transatlantic Re	A+	12,418	3.0%
XL Re	A+	11,114	2.7%
Berkshire Hathaway Homestate	AA+	10,372	2.5%
Merrimack Mutual Fire Insurance	A+	10,084	2.4%
Total		$312,205	75.1%

	December 31, 2013
Top 10 Reinsurers	Rating	Reinsurance Recoverable	% of Total
Lloyd's Syndicates	A+	$73,398	16.3%
National Indemnity	AA+	51,037	11.3%
Everest Re	A+	48,113	10.7%
Hannover Re	AA-	41,483	9.2%
Fully Collateralized	NR	36,683	8.1%
Third Point Re	A-	30,428	6.8%
Swiss Re	AA-	20,022	4.5%
Transatlantic Re	A+	14,114	3.1%
XL Re	A+	13,300	3.0%
Munich Re	AA-	12,360	2.7%
Total		$340,938	75.7%
NR: Not rated